FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [Table Text Block]
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	23,368	23,368	23,368
Other Investments	69	-	69	69
Trade and other receivables	6,343	1,657	8,000	8,000
Total financial assets	6,412	25,025	31,437	31,437

Financial liabilities:
Accounts payable and accrued liabilites	2,185	17,590	19,775	19,775
Loans payable	-	8,875	8,875	8,875
Total financial liabilities	2,185	26,465	28,650	28,650

Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis [Table Text Block]
	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Investments	69	69	-	-
Trade receivables	6,343	-	6,343	-
Total financial assets	6,412	69	6,343	-

Financial liabilities:
Deferred share units	2,138	2,138	-	-
Share appreciation rights	47	-	47	-
Total financial liabilities	2,185	2,138	47	-

Disclosure of credit risk exposure [Table Text Block]
	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2019		December 31, 2018

Less than 1 month	$10,048	$-	$9,211	$-
1 to 3 months	4,083	-	4,284	-
4 to 6 months	1,109	-	1,039	-
Over 6 months	9,758	151	12,413	194
Total accounts receivable	$24,998	151	$26,947	$194

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	19,775	-	-	-	19,775
Income taxes payable	1,947	-	-	-	1,947
Loans payable	2,955	4,510	1,410		8,875
Lease liabilities	164	335	223	516	1,238
Provision for reclamation and rehabilitation	-	6,221	2,182	-	8,403
Capital expenditure commitments	2,810	-	-	-	2,810
Operating leases	128	215	215	384	942
Total contractual obligations	27,779	11,281	4,030	900	43,990

Disclosure of market risk [Table Text Block]
	December 31, 2019		December 31, 2018
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$923	$21,301	$721	$26,969
Financial liabilities	(3,562)	(12,098)	(2,767)	(15,438)
Net financial assets (liabilities)	$(2,639)	$9,203	$(2,046)	$11,531